Loan and Lease Operations - Additional Information (Detail) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Abstract]
Impact of transfers of financial assets with no retention of risks and benefits		R$ 810	R$ 309
Net of allowance for expected loan losses		10,330	9,017
Before modification of financial assets	R$ 5		(43)
Modification of financial Asset		R$ 1,330	R$ 678